Equity - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 18, 2012	May 09, 2012	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013	Apr. 01, 2013	Dec. 31, 2011
Statement of Equity [Line Items]
Common stock authorized				206,000,000	206,000,000	206,000,000
Common stock par value				$ 0.01	$ 0.01		$ 0.01
Common stock outstanding				72,846,144	81,876,332
Preferred stock authorized				2,000,000	2,000,000	2,000,000
Preferred stock par value				$ 0.01	$ 0.01		$ 0.01
Special dividend declared to stockholders	$ 53,400,000
Excess over accumulated earnings of cash distribution	52,400,000	260,200,000
Special cash distribution to stockholders		$ 269,800,000	$ 269,772,000	$ 319,959,000
Common Class A
Statement of Equity [Line Items]
Common stock authorized				99,000,000
Common stock outstanding				72,776,864			72,628,332
Class B Non-Voting Common Stock
Statement of Equity [Line Items]
Common stock authorized				4,000,000
Common stock outstanding				72,776,864			72,628,332
Scenario, Previously Reported
Statement of Equity [Line Items]
Common stock authorized				103,000,000			103,000,000
Common stock outstanding				72,776,864			72,628,332
Preferred stock authorized				1,000,000			1,000,000